CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivables	$ 532,661	$ 177,140	$ 3,000	$ 0
Accoumulated depreciation on properties and equipment	$ 81,551	$ 40,620	$ 1,255
Series A convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Series A convertible preferred stock, authorized	25,000,000	25,000,000	25,000,000	25,000,000
Series A convertible preferred stock, issued	1,917,720	1,917,720	1,917,720	0
Series A convertible preferred stock, outstanding	1,917,720	1,917,720	1,917,720	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, issued	40,334,673	39,894,673	39,197,400	20,552,760
Common stock, outstanding	40,334,673	39,894,673	39,197,400	20,552,760
Common stock, earned but unissued		302,283